Guaranteed Benefit Features (Tables)	12 Months Ended
Dec. 31, 2012
Insurance [Abstract]
Schedule of Assumptions and Methodology Used to Determine Additional Reserves

The following assumptions and methodologies were used to determine the guaranteed reserves for retail variable annuity contracts at December 31, 2012 and 2011:

Area	Assumptions/Basis for Assumptions
Data used	Based on 1,000 investment performance scenarios.

Mean investment performance	GMDB: The mean investment performance varies by fund group. In general, the Company groups all separate account returns into 6 fund groups, and generate stochastic returns for each of these fund groups. The overall blended mean separate account return is 8.1%. The general account fixed portion is a small percentage of the overall total.
GMIB: the overall blended mean is 8.1% based on a single fund group
GMAB/GMWB/GMWBL: Zero rate curve

Volatility	GMDB: 15.8% for 2012 and 2011
GMIB: 15.8% for 2012 and 16.5% for 2011
GMAB/GMWB/GMWBL: Implied volatilities through the first 5 years and then a blend of implied and historical thereafter.

Mortality	Depending on the type of benefit and gender, the Company uses the Annuity 2000 basic table with mortality improvement through 2011, further adjusted for company experience.

Lapse rates	Vary by contract type, share class, time remaining in the surrender charge period and in-the-moneyness.

Discount rates	GMDB/GMIB: 5.5% for 2012 and 2011.
GMAB/GMWB/GMWBL: Zero rate curve plus adjustment for nonperformance risk.

Schedule of Minimum Guaranteed Benefit Liabilities

The paid and incurred amounts were as follows for the years ended December 31, 2012, 2011 and 2010:

	Variable Life and Universal Life	GMDB	GMAB/ GMWB	GMIB	GMWBL	Stabilizer and MCGs(1)
Separate account liability at December 31, 2012	$517.4	$41,932.5	$1,027.3	$14,881.3	$15,587.8	$34,150.7

Separate account liability at December 31, 2011	$507.7	$41,547.0	$1,182.9	$14,565.4	$15,081.2	$31,024.4

Additional liability balance:
Balance at January 1, 2010	$1,106.5	$487.6	$93.2	$748.3	$399.1	$6.0
Incurred guaranteed benefits	442.5	15.1	2.9	61.0	15.7	(3.0)
Paid guaranteed benefits	(318.5)	(124.3)	(10.6)	(40.0)	—	—

Balance at December 31, 2010	1,230.5	378.4	85.5	769.3	414.8	3.0

Incurred guaranteed benefits	589.6	258.7	44.8	586.3	1,729.2	218.0
Paid guaranteed benefits	(312.9)	(106.8)	(2.1)	(65.4)	—	—

Balance at December 31, 2011	1,507.2	530.3	128.2	1,290.2	2,144.0	221.0

Incurred guaranteed benefits	512.6	89.2	(42.7)	(5.4)	(193.5)	(119.0)
Paid guaranteed benefits	(348.6)	(118.8)	(0.6)	(38.7)	—	—

Balance at December 31, 2012	$1,671.2	$500.7	$84.9	$1,246.1	$1,950.5	$102.0

(1)

The Separate account liability at December 31, 2012 and 2011 includes $25.9 billion and $24.2 billion, respectively, of externally managed assets, which are not reported on the Company’s Consolidated Balance Sheets.

Schedule of Net Amount of Risk by Product and Guarantee

The separate account values, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit for retail variable annuity contracts were as follows as of December 31, 2012 and 2011:

	2012
	In the Event of Death	At Annuitization, Maturity, or Withdrawal
	GMDB	GMAB/GMWB	GMIB	GMWBL
Annuity Contracts:
Minimum Return or Contract Value
Separate account value	$41,932.5	$1,027.3	$14,881.3	$15,587.8
Net amount at risk, net of reinsurance	$7,029.1	$42.4	$3,576.0	$1,702.5
Weighted average attained age	69	69	61	65

	2011
	In the Event of Death	At Annuitization, Maturity, or Withdrawal
	GMDB	GMAB/GMWB	GMIB	GMWBL
Annuity Contracts:
Minimum Return or Contract Value
Separate account value	$41,547.0	$1,182.9	$14,565.4	$15,081.2
Net amount at risk, net of reinsurance	$8,893.9	$70.7	$3,714.0	$2,046.3
Weighted average attained age	68	69	62	65

The net amount at risk for the secondary guarantees is equal to the current death benefit in excess of the account values.

The separate account values, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit for universal life and variable life contracts were as follows as of December 31, 2012 and 2011:

	2012		2011
	Secondary Guarantees	Paid-up Guarantees	Secondary Guarantees	Paid-up Guarantees
Universal and Variable Life Contracts:
Account value (general and separate account)	$3,232.6	$—	$3,010.6	$—
Net amount at risk, net of reinsurance	$17,885.6	$—	$16,281.9	$—
Weighted average attained age	59	—	59	—

Schedule of Fair Value of Separate Accounts by Major Category of Investment

Account balances of contracts with guarantees invested in variable separate accounts were as follows as of December 31, 2012 and 2011:

	2012	2011
Equity securities (including mutual funds):
Equity funds	$31,287.0	$30,977.1
Bond funds	6,058.4	5,870.6
Balanced funds	4,794.7	4,695.0
Money market funds	948.9	1,141.3
Other	140.8	130.2

Total	$43,229.8	$42,814.2